Label	Element	Value
PACE® Intermediate Fixed Income Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000930007_SupplementTextBlock

PACE® Select Advisors Trust

March 30, 2017

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2016, as supplemented.

Includes:

•  PACE® Intermediate Fixed Income Investments

Dear Investor,

The purpose of this supplement is to update certain information for PACE Select Advisors Trust (the "Trust").

First, this supplement updates certain information regarding the investment strategies and policies of PACE Intermediate Fixed Income Investments. At the recommendation of UBS Asset Management (Americas), Inc. ("UBS AM"), the fund's manager, the Trust's Board of Trustees has recently approved: (i) changes to the fund's investment strategies and policies that reduce the percentage of the fund's total assets that may be invested in (1) bonds that are below investment grade at the time of purchase, (2) non-US dollar denominated securities, and (3) fixed income securities of issuers located in emerging markets—from the current 20% to 15%; (ii) a change to the dollar-weighted average maturity the fund will normally maintain from approximately three to ten years to approximately five to ten years; and (iii) a change to the fund's benchmark index from the Bloomberg Barclays US Intermediate Government/Credit Index to the Bloomberg Barclays US Aggregate Index. These changes will be effective on or around April 1, 2017.

I. PACE Intermediate Fixed Income Investments

Effective on or around April 1, 2017, the Prospectuses and SAI are hereby revised as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	PACE® Intermediate Fixed Income Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The section captioned "Principal strategies" and sub-captioned "Principal investments" on page 10 of the Multi-Class Prospectus and beginning on page 12 of the Class P Prospectus is revised by replacing the second sentence of the second paragraph of that section in its entirety with the following:

The fund may also invest, in the aggregate, up to 15% of its total assets (measured at the time of purchase) in (1) bonds that are below investment grade at the time of purchase (or unrated bonds of equivalent quality) (commonly known as "junk bonds"), (2) non-US dollar denominated securities, and (3) fixed income securities of issuers located in emerging markets.

The same section of each Prospectus is revised by replacing the first and second sentences of the third paragraph of that section in their entirety with the following:

The fund invests in bonds of varying maturities, but normally maintains a dollar-weighted average maturity of approximately five to ten years. It normally limits its overall portfolio duration to within +/- 50% of the duration of the Bloomberg Barclays US Aggregate Index (Bloomberg Barclays US Intermediate Government/Credit Index prior to April 1, 2017), as calculated by the investment advisor, which as of July 31, 2016 was approximately 4.00 years.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The section captioned "PACE Intermediate Fixed Income Investments Fund Summary" and sub-captioned "Performance—Risk/return bar chart and table" beginning on page 15 of the Multi-Class Prospectus and on page 13 of the Class P Prospectus is revised by inserting the following as the new second to last row of and an additional footnote to the average annual total returns table:

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective April 1, 2017, the fund's primary benchmark index changed from the Bloomberg Barclays US Intermediate Government/Credit Index to the Bloomberg Barclays US Aggregate Index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE. ZS-880
PACE® Intermediate Fixed Income Investments | Bloomberg Barclays US Aggregate Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.55%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.25%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.51%	[1]

[1]	Effective April 1, 2017, the fund's primary benchmark index changed from the Bloomberg Barclays US Intermediate Government/Credit Index to the Bloomberg Barclays US Aggregate Index.